Revenue From Contracts With Customers - Contract Balances Outstanding (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Current deferred revenue
Balance as of December 31, 2017	$ 20,784
Increases due to billings	15,548
Revenue recognized	(30,803)
Foreign currency impact	(149)
Balance as of December 31, 2018	5,380
Long-Term deferred revenue
Increases due to billings	15,548
Revenue recognized	(30,803)
Foreign currency impact	(149)
Long-Term deferred revenue
Current deferred revenue
Increases due to billings	8,241
Revenue recognized	0
Foreign currency impact	(525)
Long-Term deferred revenue
Balance as of December 31, 2017	0
Increases due to billings	8,241
Revenue recognized	0
Foreign currency impact	(525)
Balance as of December 31, 2018	$ 7,716